Loans and Allowance for Credit Losses, Loans by Delinquency Status, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
By delinquency status:
Loans	$ 962,265	$ 953,110	$ 956,770	$ 967,604	$ 916,559
Reported value measurement [Member]
By delinquency status:
Loans	933,042	923,703
Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	7,285	8,704
Non-PCI [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	933	979
PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	102	370
By delinquency status:
Loans	568	5,009
Total Consumer [Member]
By delinquency status:
Loans	446,546	439,705	453,382	461,068	459,976
Total Consumer [Member] | Non-PCI [Member]
By delinquency status:
Loans	445,978	434,700
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	855	885
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | Current-29 days past due [Member]
By delinquency status:
Loans	429,158	414,931
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 30-59 days past due [Member]
By delinquency status:
Loans	2,685	3,130
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 60 to 89 days past due [Member]
By delinquency status:
Loans	1,084	1,288
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 90-119 days past due [Member]
By delinquency status:
Loans	619	712
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 120-179 days past due [Member]
By delinquency status:
Loans	593	651
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 180 plus days past due [Member]
By delinquency status:
Loans	669	1,056
Total Consumer [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 90 days past due [Member]
By delinquency status:
Loans	1,900	2,400
Total Consumer [Member] | PCI [Member]
By delinquency status:
Loans	$ 568	$ 5,005
Total Consumer [Member] | PCI [Member] | Greater than 30 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid principal balance, percent past due	26.00%	18.00%
Total Consumer [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
By delinquency status:
Loans	$ 568	$ 5,005
Residential mortgage [Member]
By delinquency status:
Loans	323,356	319,463
Residential mortgage [Member] | Non-PCI [Member]
By delinquency status:
Loans	322,788	314,458
Residential mortgage [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
By delinquency status:
Loans	568	5,005
Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	293,847	285,065	284,054	275,579	273,869
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member]
By delinquency status:
Loans	293,292	280,077
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	112	124
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | Current-29 days past due [Member]
By delinquency status:
Loans	279,722	263,881
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 30-59 days past due [Member]
By delinquency status:
Loans	1,136	1,411
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 60 to 89 days past due [Member]
By delinquency status:
Loans	404	549
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 90-119 days past due [Member]
By delinquency status:
Loans	197	257
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 120-179 days past due [Member]
By delinquency status:
Loans	160	225
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 180 plus days past due [Member]
By delinquency status:
Loans	503	822
Real estate 1-4 family first mortgage [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
By delinquency status:
Loans	555	4,988
Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	29,509	34,398	39,713	46,237	53,004
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member]
By delinquency status:
Loans	29,496	34,381
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	32	32
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | Current-29 days past due [Member]
By delinquency status:
Loans	28,870	33,644
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 30-59 days past due [Member]
By delinquency status:
Loans	216	247
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 60 to 89 days past due [Member]
By delinquency status:
Loans	115	126
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 90-119 days past due [Member]
By delinquency status:
Loans	69	74
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 120-179 days past due [Member]
By delinquency status:
Loans	71	77
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 180 plus days past due [Member]
By delinquency status:
Loans	155	213
Real estate 1-4 family junior lien mortgage [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
By delinquency status:
Loans	13	17
Credit card [Member]
By delinquency status:
Loans	41,013	39,025	37,976	36,700	34,039
Credit card [Member] | Non-PCI [Member]
By delinquency status:
Loans	41,013	39,025
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	546	513
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | Current-29 days past due [Member]
By delinquency status:
Loans	39,935	38,008
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 30-59 days past due [Member]
By delinquency status:
Loans	311	292
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 60 to 89 days past due [Member]
By delinquency status:
Loans	221	212
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 90-119 days past due [Member]
By delinquency status:
Loans	202	192
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 120-179 days past due [Member]
By delinquency status:
Loans	343	320
Credit card [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 180 plus days past due [Member]
By delinquency status:
Loans	1	1
Credit card [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
By delinquency status:
Loans	0	0
Automobile [Member]
By delinquency status:
Loans	47,873	45,069	53,371	62,286	59,966
Automobile [Member] | Non-PCI [Member]
By delinquency status:
Loans	47,873	45,069
Automobile [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	78	114
Automobile [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | Current-29 days past due [Member]
By delinquency status:
Loans	46,650	43,604
Automobile [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 30-59 days past due [Member]
By delinquency status:
Loans	882	1,040
Automobile [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 60 to 89 days past due [Member]
By delinquency status:
Loans	263	314
Automobile [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 90-119 days past due [Member]
By delinquency status:
Loans	77	109
Automobile [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 120-179 days past due [Member]
By delinquency status:
Loans	1	2
Automobile [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 180 plus days past due [Member]
By delinquency status:
Loans	0	0
Automobile [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
By delinquency status:
Loans	0	0
Other revolving credit and installment [Member]
By delinquency status:
Loans	34,304	36,148	$ 38,268	$ 40,266	$ 39,098
Other revolving credit and installment [Member] | Non-PCI [Member]
By delinquency status:
Loans	34,304	36,148
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	87	102
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | Current-29 days past due [Member]
By delinquency status:
Loans	33,981	35,794
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 30-59 days past due [Member]
By delinquency status:
Loans	140	140
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 60 to 89 days past due [Member]
By delinquency status:
Loans	81	87
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 90-119 days past due [Member]
By delinquency status:
Loans	74	80
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 120-179 days past due [Member]
By delinquency status:
Loans	18	27
Other revolving credit and installment [Member] | Non-PCI [Member] | Non-government insured/guaranteed [Member] | 180 plus days past due [Member]
By delinquency status:
Loans	10	20
Other revolving credit and installment [Member] | PCI [Member] | Non-government insured/guaranteed [Member]
By delinquency status:
Loans	0	0
Loans Insured or Guaranteed by US Government Authorities [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	6,352	7,725
Loans Insured or Guaranteed by US Government Authorities [Member] | Total Consumer [Member] | Non-PCI [Member]
By delinquency status:
Loans	11,170	12,932
Loans Insured or Guaranteed by US Government Authorities [Member] | Total Consumer [Member] | Non-PCI [Member] | Reported value measurement [Member]
By delinquency status:
Loans	171	244
Loans Insured or Guaranteed by US Government Authorities [Member] | Total Consumer [Member] | Non-PCI [Member] | Portion at other than fair value measurement [Member]
By delinquency status:
Loans	10,999	12,688
Loans Insured or Guaranteed by US Government Authorities [Member] | Total Consumer [Member] | Non-PCI [Member] | 90 days past due [Member]
By delinquency status:
Loans	6,400	7,700
Loans Insured or Guaranteed by US Government Authorities [Member] | Residential mortgage [Member] | Non-PCI [Member]
By delinquency status:
Loans	11,170	12,932
Loans Insured or Guaranteed by US Government Authorities [Member] | Real estate 1-4 family first mortgage [Member] | Non-PCI [Member]
By delinquency status:
Loans	11,170	12,932
Loans Insured or Guaranteed by US Government Authorities [Member] | Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Reported value measurement [Member]
By delinquency status:
Loans	171	244
Loans Insured or Guaranteed by US Government Authorities [Member] | Real estate 1-4 family first mortgage [Member] | Non-PCI [Member] | Portion at other than fair value measurement [Member]
By delinquency status:
Loans	10,999	12,688
Loans Insured or Guaranteed by US Government Authorities [Member] | Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member]
By delinquency status:
Loans	0	0
Loans Insured or Guaranteed by US Government Authorities [Member] | Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Reported value measurement [Member]
By delinquency status:
Loans	0	0
Loans Insured or Guaranteed by US Government Authorities [Member] | Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member] | Portion at other than fair value measurement [Member]
By delinquency status:
Loans	0	0
Loans Insured or Guaranteed by US Government Authorities [Member] | Credit card [Member] | Non-PCI [Member]
By delinquency status:
Loans	0	0
Loans Insured or Guaranteed by US Government Authorities [Member] | Credit card [Member] | Non-PCI [Member] | Reported value measurement [Member]
By delinquency status:
Loans	0	0
Loans Insured or Guaranteed by US Government Authorities [Member] | Credit card [Member] | Non-PCI [Member] | Portion at other than fair value measurement [Member]
By delinquency status:
Loans	0	0
Loans Insured or Guaranteed by US Government Authorities [Member] | Automobile [Member] | Non-PCI [Member]
By delinquency status:
Loans	0	0
Loans Insured or Guaranteed by US Government Authorities [Member] | Automobile [Member] | Non-PCI [Member] | Reported value measurement [Member]
By delinquency status:
Loans	0	0
Loans Insured or Guaranteed by US Government Authorities [Member] | Automobile [Member] | Non-PCI [Member] | Portion at other than fair value measurement [Member]
By delinquency status:
Loans	0	0
Loans Insured or Guaranteed by US Government Authorities [Member] | Other revolving credit and installment [Member] | Non-PCI [Member]
By delinquency status:
Loans	0	0
Loans Insured or Guaranteed by US Government Authorities [Member] | Other revolving credit and installment [Member] | Non-PCI [Member] | Reported value measurement [Member]
By delinquency status:
Loans	0	0
Loans Insured or Guaranteed by US Government Authorities [Member] | Other revolving credit and installment [Member] | Non-PCI [Member] | Portion at other than fair value measurement [Member]
By delinquency status:
Loans	$ 0	$ 0